Loans and Accounts Receivable From Customers - Summary of Criteria used for Chile (Detail) - Chile [member]	6 Months Ended
Jun. 30, 2021
Corporate Portfolio [Member] | A1, A2, A3 [member] | Stage1 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | A4 [member] | Stage1 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | A5, A6 [member] | Stage1 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | B1, B2, B3, [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Corporate Portfolio [Member] | B1, B2, B3, [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Corporate Portfolio [Member] | B4, C1, C2, C3, C4, C5, C6 [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | CAE loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.13
Corporate Portfolio [Member] | CAE loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	1.61
Corporate Portfolio [Member] | CAE loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Commercial loans [member] | Stage1 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	29 days
Corporate Portfolio [Member] | Commercial loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Probability of default (PD) and qualitative considerations	0.11
Corporate Portfolio [Member] | Commercial loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Probability of default (PD) and qualitative considerations	1.71
Corporate Portfolio [Member] | Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	90 days
Corporate Portfolio [Member] | Condell [Member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Probability of default (PD) and qualitative considerations	0.04
Corporate Portfolio [Member] | Condell [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Corporate Portfolio [Member] | Condell [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	1.59
Corporate Portfolio [Member] | Restructured Condell [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.08
Corporate Portfolio [Member] | Restructured Condell [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	1.47
Corporate Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Corporate Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Group Portfolio [Member] | Stage1 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	29 days
Group Portfolio [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	90 days
Group Portfolio [Member] | Commercial loans [member] | Stage1 [member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	29 days
Group Portfolio [Member] | Consumer loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.08
Group Portfolio [Member] | Consumer loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	2.08
Group Portfolio [Member] | Mortgages loans [member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.20
Group Portfolio [Member] | Mortgages loans [member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	2.41
Group Portfolio [Member] | Rotative Commercial [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Percentage of minimum payment or debt increase	25.00%
Group Portfolio [Member] | Rotative Commercial [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.07
Group Portfolio [Member] | Rotative Commercial [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	2.25
Group Portfolio [Member] | Renegotiated Consumer [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.20
Group Portfolio [Member] | Renegotiated Consumer [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	89 days
Probability of default (PD) and qualitative considerations	1.79
Group Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Bottom of Range [Member]
Disclosure of financial assets [line items]
Days of arrears to the end of the month	30 days
Probability of default (PD) and qualitative considerations	0.08
Group Portfolio [Member] | Rotative Consumer [Member] | Stage 2 [member] | Top of Range [Member]
Disclosure of financial assets [line items]
Probability of default (PD) and qualitative considerations	2.46